Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

(14) Income Taxes

The components of loss before income tax from continuing operations are as follows:

	December 31,
	2022	2021
Domestic	$(20,204)	$(26,254)
Loss before income taxes	$(20,204)	$(26,254)

The components of income tax provision (benefit) are as follows:

	December 31,
	2022	2021
Current:
Federal	$—	$—
State and local	—	—
Foreign	—	—
	—	—
Deferred:
Federal	(4,087)	(5,540)
State and local	(2,056)	(981)
Foreign	—	—
	(6,143)	(6,521)
Change in valuation allowance	6,143	6,521
	$—	$—

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2022	2021
U.S. federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	10.2%	3.7%
Nondeductible expenses	(0.7)%	0.6%
Change in valuation allowance	(30.4)%	(24.8)%
Other	(0.1)%	(0.5)%
Effective income tax rate	—	—

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows:

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$18,845	$11,367
Intangibles	—	—
Contingent consideration	—	—
Stock-based compensation	881	794
Inventory reserve	—	—
Right-of-use asset	241	63
Asset impairment	—	—
Fixed assets	58	34
Capitalized research	746	—
Other temporary differences	299	500
Gross deferred tax asset	21,070	12,758
Valuation allowance	(20,769)	(12,479)
Net deferred tax asset	301	279

Deferred tax liabilities:
Prepaid expenses	(70)	(224)
Operating lease liability	(231)	(55)
Deferred tax liabilities	(301)	(279)
Net deferred taxes	$—	$—

In assessing the realizability of the net deferred tax asset, the Company considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The realization of the gross deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of the net operating loss carryforwards.

In 2022 and 2021, the Company evaluated the need for a valuation allowance against its U.S. and state deferred tax assets based on the available positive and negative evidence available. An important aspect of objective negative evidence evaluated was the Company’s historical operating results over its life to date. The Company is in a three-year cumulative loss position through December 31, 2022. Thus, it is more likely than not that the Company’s U.S. and state deferred tax assets will not be realized, and a full valuation allowance has been recognized against the Company’s U.S. and state deferred tax assets.

The following table summarizes carryforwards of Federal net operating losses and tax credits as of December 31, 2022:

	Amount	Expiration
Federal net operating losses	$58,906	No expiration
State net operating losses	$58,409	2025 – 2042

Under the Tax Reform Act of 1986, as amended (the “Act”), the utilization of a corporation’s net operating loss and research and development tax credit carryforwards is limited following a greater than 50% change in ownership during a three-year period. Any unused annual limitation may be carried forward to future years for the balance of the carryforward period. The Company has done an analysis to determine whether or not ownership changes, as defined by the Act, have occurred since inception in 2019. The Company determined that it has experienced ownership changes, as defined by the Act, during the current and previous tax years as a result of financings; accordingly, the Company’s ability to utilize the aforementioned carryforwards will be limited. Subsequent ownership changes may affect the limitation in future years. In addition, state net operating loss carryforwards may be further limited, including in Pennsylvania, which has a limitation of 40% of taxable income after modifications and apportionment on state net operating losses utilized in any one year during tax years beginning 2019 going forward. The Company has not conducted an IRS Section 382 study for the year ended December 31, 2022.

The Company will recognize interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2022, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statements of operations.